August 7, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE: Capital Value Fund, Investek Fixed Income Trust, ZSA Asset Allocation Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, Series of the The Nottingham Investment Trust II (the "Trust"); (File Nos. 33-37458 and 811-06199)



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Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Funds does not differ from that contained in Post Effective Amendment No. 31 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which was filed electronically.


Yours truly,


/s/ C. Frank Watson III
C. Frank Watson III
Secretary, Nottingham Investment Trust II